Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (18.8%)

	Airlines (0.3%)

31,431	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$31,568

333,499	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	331,048

1,400,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	1,562,862

1,105,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	1,225,113

1,134,000	JetBlue Pass Through Trust Series 2020-1, Class Bµ 7.750%, 05/15/30	1,290,537

725,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	823,564

418,645	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	429,254

1,209,768	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	1,219,737

706,474	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	668,204

		7,581,887

	Communication Services (2.5%)

1,975,000	Altice France, SA* 7.375%, 05/01/26	2,071,419

1,795,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,581,916

1,205,000	Ashtead Capital, Inc.*µ 4.000%, 05/01/28	1,283,385

884,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	889,516

910,000	Brink’s Company* 5.500%, 07/15/25	970,688

473,000	Cable One, Inc.* 4.000%, 11/15/30	485,596

1,400,000	CenturyLink, Inc.*µ 4.000%, 02/15/27	1,450,008

2,135,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	2,286,222

710,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	773,084

	CSC Holdings, LLC*

4,240,000	5.500%, 04/15/27µ	4,478,542

2,600,000	5.750%, 01/15/30	2,794,220

1,600,000	5.500%, 05/15/26µ	1,660,928

400,000	4.625%, 12/01/30	408,560

2,630,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	2,673,684

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*^

825,000	6.625%, 08/15/27	$525,566

656,000	5.375%, 08/15/26	531,012

4,561,000	Embarq Corp.µ 7.995%, 06/01/36	5,596,028

	Entercom Media Corp.*^

1,015,000	7.250%, 11/01/24	1,035,402

818,000	6.500%, 05/01/27	839,669

	Frontier Communications Corp.

1,820,000	11.000%, 09/15/25@	968,640

1,690,000	7.625%, 04/15/24@	875,724

435,000	5.875%, 10/15/27*^	466,538

301,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	317,772

345,000	Hughes Satellite Systems Corp.µ 5.250%, 08/01/26	383,009

	Intelsat Jackson Holdings, SA@

1,495,000	9.750%, 07/15/25*	1,103,160

935,000	8.000%, 02/15/24*	958,945

585,000	5.500%, 08/01/23	409,640

1,050,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,130,440

575,000	Ligado Networks, LLC* 15.500%, 11/01/23	581,383

	Netflix, Inc.

910,000	4.875%, 06/15/30*^	1,106,715

610,000	4.875%, 04/15/28µ	715,042

	Scripps Escrow II, Inc.*

591,000	3.875%, 01/15/29	592,572

295,000	5.375%, 01/15/31	298,478

1,595,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	1,664,303

591,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.*^ 4.625%, 11/01/26	615,586

	Sirius XM Radio, Inc.*

1,500,000	5.500%, 07/01/29	1,636,035

1,500,000	4.625%, 07/15/24^	1,551,960

1,050,000	Sprint Capital Corp. 6.875%, 11/15/28	1,350,520

	Sprint Corp.

4,245,000	7.125%, 06/15/24	4,954,297

1,400,000	7.625%, 03/01/26	1,727,320

880,000	Telecom Italia Capital, SA 6.000%, 09/30/34	1,055,745

976,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	1,013,713

1,660,000	United States Cellular Corp. 6.700%, 12/15/33	2,150,381

125,000	Vodafone Group, PLC‡ 7.000%, 04/04/79 USD 5 year swap rate + 4.87%	155,496

464,000	Windstream Services, LLC / Windstream Finance Corp.@ 7.750%, 10/01/21	4,988

		60,123,847

	Consumer Discretionary (3.1%)

1,243,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	1,308,978

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

856,000	6.625%, 01/15/28	$914,225

661,000	9.875%, 04/01/27	749,429

1,445,000	BorgWarner, Inc.*µ^ 5.000%, 10/01/25	1,702,773

1,500,000	Boyd Gaming Corp. 6.000%, 08/15/26	1,554,765

	Caesars Entertainment, Inc.*

605,000	8.125%, 07/01/27^	663,764

605,000	6.250%, 07/01/25	638,293

1,740,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,733,858

	Carnival Corp.*^

582,000	10.500%, 02/01/26	675,778

295,000	7.625%, 03/01/26	312,611

900,000	Carvana Company* 5.625%, 10/01/25	931,302

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,900,000	5.125%, 05/01/27	4,103,385

1,410,000	5.750%, 02/15/26	1,455,458

620,000	5.000%, 02/01/28	651,862

598,000	4.250%, 02/01/31	613,691

900,000	Cedar Fair, LP^ 5.250%, 07/15/29	902,340

	Century Communities, Inc.

1,500,000	6.750%, 06/01/27	1,607,040

1,330,000	5.875%, 07/15/25	1,385,860

2,500,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	2,614,950

	DISH DBS Corp.^

926,000	7.750%, 07/01/26	1,005,812

300,000	7.375%, 07/01/28	312,795

	ESH Hospitality, Inc.*µ

820,000	5.250%, 05/01/25	837,089

600,000	4.625%, 10/01/27	614,022

	Expedia Group, Inc.*µ

715,000	7.000%, 05/01/25	785,742

436,000	6.250%, 05/01/25	504,605

735,000	Ford Motor Companyµ 8.500%, 04/21/23	823,964

	Ford Motor Credit Company, LLC

1,600,000	4.063%, 11/01/24µ	1,668,320

1,400,000	4.134%, 08/04/25µ	1,471,820

1,400,000	3.664%, 09/08/24µ	1,444,940

1,050,000	4.000%, 11/13/30µ	1,076,250

600,000	4.389%, 01/08/26^	638,682

	General Motors Financial Company, Inc.^‡

140,000	5.700%, 09/30/30 5 year CMT + 5.00%	157,570

125,000	6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	136,402

2,400,000	goeasy, Ltd.*µ 5.375%, 12/01/24	2,513,784

591,000	Guitar Center, Inc.* 8.500%, 01/15/26	620,822

301,000	Installed Building Products, Inc.* 5.750%, 02/01/28	322,190

	International Game Technology, PLC*µ

1,500,000	6.250%, 01/15/27^	1,720,500

374,000	5.250%, 01/15/29	399,783

	L Brands, Inc.

1,708,000	6.875%, 11/01/35	1,983,210

PRINCIPAL AMOUNT		VALUE

982,000	6.694%, 01/15/27	$1,100,547

294,000	6.875%, 07/01/25*µ	320,769

1,500,000	Lennar Corp.µ^ 5.250%, 06/01/26	1,771,695

	Life Time, Inc.*

884,000	5.750%, 01/15/26	894,343

589,000	8.000%, 04/15/26	590,885

	M/I Homes, Inc.µ

1,295,000	5.625%, 08/01/25	1,347,357

855,000	4.950%, 02/01/28	903,154

	Macy’s Retail Holdings, LLC

600,000	6.700%, 07/15/34*	572,184

275,000	5.125%, 01/15/42	224,656

605,000	Macy’s, Inc.*^ 8.375%, 06/15/25	670,606

	Mattel, Inc.*

1,505,000	5.875%, 12/15/27^	1,660,497

1,390,000	6.750%, 12/31/25	1,462,197

1,365,000	Mclaren Finance, PLC* 5.750%, 08/01/22	1,297,159

	Meredith Corp.^

590,000	6.500%, 07/01/25*µ	628,722

290,000	6.875%, 02/01/26	293,840

3,280,000	Meritage Homes Corp.µ 7.000%, 04/01/22	3,482,934

884,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	873,710

1,122,000	Newell Brands, Inc.µ 4.700%, 04/01/26	1,235,513

1,400,000	Penske Automotive Group, Inc.^ 5.500%, 05/15/26	1,456,042

	Rite Aid Corp.

2,348,000	8.000%, 11/15/26*	2,527,176

586,000	7.700%, 02/15/27	585,496

	Royal Caribbean Cruises, Ltd.*

600,000	11.500%, 06/01/25	692,442

300,000	10.875%, 06/01/23^	338,733

1,500,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,497,630

901,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	1,021,139

1,500,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	1,611,345

470,648	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	468,130

290,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	338,044

1,200,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	1,169,772

		74,595,381

	Consumer Staples (0.9%)

591,000	Central Garden & Pet Company^ 4.125%, 10/15/30	618,942

900,000	Dean Foods Company*@ 6.500%, 03/15/23	17,478

588,000	Edgewell Personal Care Company*µ 5.500%, 06/01/28	629,895

886,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	905,634

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

780,000	Fresh Market, Inc.* 9.750%, 05/01/23	$805,475

1,475,000	JBS USA LUX, SA / JBS USA Finance, Inc.*µ 6.750%, 02/15/28	1,637,604

480,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*µ 6.500%, 04/15/29	546,403

	Kraft Heinz Foods Companyµ

1,820,000	4.375%, 06/01/46	1,941,230

296,000	4.250%, 03/01/31	333,743

296,000	3.875%, 05/15/27	323,999

125,000	Land O’Lakes, Inc.*µ 7.000%, 09/18/28	125,055

	New Albertson’s, Inc.

751,000	7.750%, 06/15/26	873,946

298,000	8.000%, 05/01/31	370,813

	Petsmart, Inc. / PetSmart Finance Corp.*

250,000	7.750%, 02/15/29	250,000

250,000	4.750%, 02/15/28	250,000

	Pilgrim’s Pride Corp.*

1,720,000	5.875%, 09/30/27	1,834,466

600,000	5.750%, 03/15/25	613,986

	Post Holdings, Inc.*

1,430,000	5.750%, 03/01/27	1,503,373

450,000	5.500%, 12/15/29^	489,128

300,000	5.625%, 01/15/28	318,816

300,000	4.625%, 04/15/30	311,256

1,185,000	Simmons Foods, Inc.* 7.750%, 01/15/24	1,238,195

1,300,000	United Natural Foods, Inc.* 6.750%, 10/15/28	1,376,479

	Vector Group, Ltd.*

1,645,000	5.750%, 02/01/29	1,700,305

1,585,000	6.125%, 02/01/25	1,609,266

		20,625,487

	Energy (1.8%)

448,000	Antero Resources Corp.* 7.625%, 02/01/29	457,444

	Apache Corp.

1,187,000	5.100%, 09/01/40	1,200,995

667,000	4.875%, 11/15/27	686,376

593,000	4.625%, 11/15/25^	606,835

896,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	1,568

	Buckeye Partners, LP

900,000	3.950%, 12/01/26^	908,397

600,000	5.850%, 11/15/43	599,490

915,000	ChampionX Corp. 6.375%, 05/01/26	960,201

1,200,000	Cheniere Energy Partners, LPµ 5.625%, 10/01/26	1,251,252

591,000	Cheniere Energy, Inc.*µ 4.625%, 10/15/28	616,348

768,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	229,152

297,000	CNX Resources Corp.*^ 7.250%, 03/14/27	319,305

	Continental Resources, Inc.^

1,175,000	3.800%, 06/01/24	1,206,678

875,000	4.375%, 01/15/28µ	893,672

PRINCIPAL AMOUNT		VALUE

1,950,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	$1,755,468

515,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	80,309

200,000	Enbridge, Inc.µ‡ 5.750%, 07/15/80 5 year CMT + 5.31%	221,918

2,610,000	Energy Transfer Operating, LPµ‡ 3.223%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,817,265

	EnLink Midstream Partners, LP

1,775,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	981,149

1,285,000	4.850%, 07/15/26µ	1,249,277

	EQT Corp.

630,000	8.750%, 02/01/30µ^	804,119

500,000	7.875%, 02/01/25^	590,065

300,000	5.000%, 01/15/29µ	326,736

1,173,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	1,053,847

	Gulfport Energy Corp.@

1,080,000	6.000%, 10/15/24	834,678

1,000,000	6.375%, 05/15/25	772,050

302,000	Hess Midstream Operations, LP*µ 5.125%, 06/15/28	314,340

313,000	HighPoint Operating Corp. 7.000%, 10/15/22	126,142

286,000	Holly Energy Partners, LP / Holly Energy Finance Corp.* 5.000%, 02/01/28	288,145

985,000	Laredo Petroleum, Inc. 10.125%, 01/15/28	858,664

1,800,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,862,442

	Moss Creek Resources Holdings, Inc.*

600,000	10.500%, 05/15/27	534,126

540,000	7.500%, 01/15/26	453,670

135,000	MPLX, LPµ‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	133,241

600,000	Murphy Oil Corp.µ 5.875%, 12/01/27	571,128

591,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	612,199

285,000	Newfield Exploration Company 5.750%, 01/30/22	296,047

540,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	225,380

	Occidental Petroleum Corp.

3,641,000	4.300%, 08/15/39µ	3,191,955

2,675,000	2.900%, 08/15/24^	2,599,030

2,190,000	2.700%, 08/15/22µ^	2,198,804

580,000	5.875%, 09/01/25^	608,826

285,000	Ovintiv, Inc.µ 6.500%, 08/15/34	348,618

562,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	548,636

900,000	Parkland Fuel Corp.*~ 5.875%, 07/15/27	963,261

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,390,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	$1,166,752

446,000	Range Resources Corp.* 8.250%, 01/15/29	469,205

1,165,000	SESI, LLC@ 7.750%, 09/15/24	453,663

327,000	SM Energy Company*^ 10.000%, 01/15/25	363,398

295,000	Southwestern Energy Company^ 8.375%, 09/15/28	316,234

639,000	Transocean, Inc.* 11.500%, 01/30/27	504,733

1,450,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	1,350,443

600,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	630,588

1,065,000	W&T Offshore, Inc.* 9.750%, 11/01/23	843,938

552,000	Weatherford International, Ltd.* 11.000%, 12/01/24	473,737

		43,731,939

	Financials (3.7%)

3,918,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	4,045,923

589,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	602,995

1,255,000	AG Issuer, LLC* 6.250%, 03/01/28	1,316,269

2,500,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	2,647,850

1,899,000	Ally Financial, Inc. 8.000%, 11/01/31	2,765,647

250,000	American International Group, Inc.µ‡

	5.750%, 04/01/48

	3 mo. USD LIBOR + 2.87%	286,642

2,383,000	AmWINS Group, Inc.* 7.750%, 07/01/26	2,555,148

2,700,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,785,968

	Aviation Capital Group, LLC*µ

1,307,000	3.500%, 11/01/27	1,381,434

295,000	6.750%, 04/06/21	298,221

240,000	Bank of America Corp.µ‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	247,730

220,000	Bank of Montrealµ^‡ 4.800%, 08/25/24 5 year CMT + 2.98%	228,897

	Bank of New York Mellon Corp.µ^‡

400,000	4.700%, 09/20/25 5 year CMT + 4.36%	439,020

62,000	3.700%, 03/20/26 5 year CMT + 3.35%	64,088

400,000	Bank of Nova Scotiaµ‡ 4.900%, 06/04/25 5 year CMT + 4.55%	430,200

PRINCIPAL AMOUNT		VALUE

70,000	Bank OZK‡ 5.500%, 07/01/26 3 mo. USD LIBOR + 4.43%	$70,869

200,000	Barclays, PLC‡ 7.875%, 03/15/22 USD 5 year swap rate + 6.77%	210,666

	BP Capital Markets, PLCµ‡

135,000	4.375%, 06/22/25 5 year CMT + 4.04%	143,717

120,000	4.875%, 03/22/30 5 year CMT + 4.40%	131,773

3,447,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	3,581,019

	Charles Schwab Corp.µ‡

292,000	4.000%, 12/01/30 10 year CMT + 3.08%	300,722

235,000	5.375%, 06/01/25 5 year CMT + 4.97%	260,916

250,000	CIT Group, Inc.^‡ 5.800%, 06/15/22 3 mo. USD LIBOR + 3.97%	257,097

	Citigroup, Inc.µ‡

825,000	5.000%, 09/12/24 SOFR + 3.81%	857,389

150,000	4.000%, 12/10/25^ 5 year CMT + 3.60%	153,023

75,000	4.700%, 01/30/25 SOFR + 3.23%	76,886

	Credit Acceptance Corp.

1,500,000	6.625%, 03/15/26^	1,592,925

1,092,000	5.125%, 12/31/24*µ	1,132,895

200,000	Credit Suisse Group, AG*µ‡ 7.500%, 12/11/23 USD 5 year swap rate + 4.60%	222,318

372,000	Cushman & Wakefield US Borrower, LLC*µ 6.750%, 05/15/28	405,301

	Discover Financial Servicesµ‡

245,000	6.125%, 06/23/25 5 year CMT + 5.78%	276,152

135,000	5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	144,422

1,500,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	1,580,355

550,000	Fifth Third Bancorpµ‡ 4.500%, 09/30/25 5 year CMT + 4.22%	585,849

1,233,000	Genworth Mortgage Holdings, Inc.*µ 6.500%, 08/15/25	1,321,012

1,015,525	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	911,952

1,143,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*µ 3.750%, 12/15/27	1,166,340

500,000	Goldman Sachs Group, Inc.µ‡ 4.400%, 02/10/25 5 year CMT + 2.85%	515,380

1,891,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,954,765

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

200,000	HSBC Holdings, PLCµ‡ 6.375%, 03/30/25 U.S. 5 yr Swap + 4.37%	$219,296

5,150,000	HUB International, Ltd.* 7.000%, 05/01/26	5,345,854

	Huntington Bancshares, Inc.^‡

350,000	4.450%, 10/15/27µ 7 year CMT + 4.05%	372,568

125,000	5.625%, 07/15/30 10 year CMT + 4.95%	147,033

70,000	5.700%, 04/15/23 3 mo. USD LIBOR + 2.88%	71,210

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ

1,455,000	5.250%, 05/15/27	1,531,780

297,000	4.375%, 02/01/29*	295,414

2,448,000	ILFC E-Capital Trust II*µ‡ 3.480%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,979,502

2,625,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	2,763,049

2,475,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*µ 6.250%, 06/03/26	2,601,844

555,000	JPMorgan Chase & Companyµ‡ 4.600%, 02/01/25 SOFR + 3.13%	571,345

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

2,606,000	5.250%, 10/01/25	2,609,127

288,000	4.250%, 02/01/27^	276,647

990,000	Level 3 Financing, Inc.µ 5.375%, 05/01/25	1,017,542

200,000	Lloyds Banking Group, PLCµ‡ 7.500%, 06/27/24 USD 5 year swap rate + 4.76%	222,094

2,646,000	LPL Holdings, Inc.* 5.750%, 09/15/25	2,735,461

240,000	Markel Corp.µ‡ 6.000%, 06/01/25 5 year CMT + 5.66%	264,686

	MetLife, Inc.µ

2,990,000	6.400%, 12/15/66	3,871,990

285,000	3.850%, 09/15/25^‡ 5 year CMT + 3.58%	295,343

586,000	MGIC Investment Corp.µ 5.250%, 08/15/28	627,208

120,000	Nationwide Financial Services, Inc.µ 6.750%, 05/15/87	144,568

	Navient Corp.

2,555,000	5.000%, 03/15/27	2,592,865

665,000	6.750%, 06/25/25^	729,558

589,000	4.875%, 03/15/28	585,702

565,000	NexBank Capital, Inc.*‡ 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	556,598

200,000	Nippon Life Insurance Company*µ‡ 2.750%, 01/21/51 5 year CMT + 2.65%	199,774

200,000	Nordea Bank Abp*µ‡ 6.625%, 03/26/26 5 year CMT + 4.11%	228,866

	OneMain Finance Corp.

1,500,000	7.125%, 03/15/26	1,761,375

PRINCIPAL AMOUNT		VALUE

1,145,000	6.875%, 03/15/25µ^	$1,313,670

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

708,000	7.500%, 06/01/25	766,042

592,000	5.875%, 10/01/28	625,922

250,000	PartnerRe Finance B, LLCµ^‡ 4.500%, 10/01/50 5 year CMT + 3.82%	263,497

1,355,000	Prospect Capital Corp.µ 3.706%, 01/22/26	1,341,653

124,000	Prudential Financial, Inc.^‡ 3.700%, 10/01/50 5 year CMT + 3.04%	130,113

200,000	QBE Insurance Group, Ltd.*µ‡ 5.875%, 05/12/25 5 year CMT + 5.51%	217,988

1,500,000	Radian Group, Inc. 4.875%, 03/15/27	1,623,825

718,000	SLM Corp. 4.200%, 10/29/25	762,660

1,500,000	Starwood Property Trust, Inc. 4.750%, 03/15/25	1,511,670

800,000	State Street Corp.µ^‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	841,560

1,225,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,333,400

164,000	SVB Financial Group‡ 4.100%, 02/15/31 10 year CMT + 3.06%	167,511

525,000	Tronox Finance, PLC* 5.750%, 10/01/25	545,937

	Truist Financial Corp.‡

415,000	4.800%, 09/01/24^ 5 year CMT + 3.00%	434,036

125,000	4.950%, 09/01/25µ 5 year CMT + 4.61%	136,940

200,000	UBS Group, AG*‡ 7.000%, 01/31/24 USD 5 year swap rate + 4.34%	219,586

886,000	United Shore Financial Services, LLC* 5.500%, 11/15/25	933,605

1,141,000	VICI Properties, LP / VICI Note Company, Inc.* 3.750%, 02/15/27	1,163,318

250,000	Voya Financial, Inc.^‡ 6.125%, 09/15/23 5 year CMT + 3.36%	269,110

630,000	Wells Fargo & Company‡ 3.900%, 03/15/26 5 year CMT + 3.45%	630,454

1,255,000	XHR, LP* 6.375%, 08/15/25	1,318,578

		89,119,149

	Health Care (1.8%)

	Acadia Healthcare Company, Inc.

2,680,000	6.500%, 03/01/24	2,735,637

591,000	5.000%, 04/15/29*	622,701

3,285,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	3,637,448

	Bausch Health Companies, Inc.*

1,300,000	5.000%, 01/30/28	1,340,898

511,000	5.000%, 02/15/29	524,076

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

295,000	5.250%, 02/15/31	$303,956

	Centene Corp.

1,216,000	4.250%, 12/15/27	1,289,033

598,000	3.000%, 10/15/30	626,441

	CHS/Community Health Systems, Inc.*

6,285,000	8.125%, 06/30/24	6,624,390

1,325,000	8.000%, 03/15/26	1,426,097

663,000	6.875%, 04/15/29	671,566

	DaVita, Inc.*

1,477,000	4.625%, 06/01/30	1,552,386

299,000	3.750%, 02/15/31	297,224

	Encompass Health Corp.

600,000	4.750%, 02/01/30	644,436

600,000	4.500%, 02/01/28	628,872

1,450,000	HCA, Inc.µ 7.500%, 11/06/33	1,991,053

1,955,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	808,627

1,251,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	1,128,002

	Tenet Healthcare Corp.

2,710,000	6.250%, 02/01/27*	2,858,833

1,600,000	4.625%, 07/15/24	1,630,256

1,575,000	6.875%, 11/15/31	1,709,631

1,520,000	4.875%, 01/01/26*	1,587,762

2,609,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	2,619,123

	Teva Pharmaceutical Finance Netherlands III, BV

2,530,000	2.800%, 07/21/23	2,510,949

2,380,000	6.000%, 04/15/24^	2,507,901

2,031,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	2,094,205

		44,371,503

	Industrials (2.8%)

1,180,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,312,750

1,255,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,291,006

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

1,425,000	4.625%, 01/15/27	1,495,580

848,000	4.875%, 02/15/30	907,428

591,000	3.500%, 03/15/29	584,251

	Allison Transmission, Inc.*

1,300,000	4.750%, 10/01/27	1,362,062

295,000	3.750%, 01/30/31^	293,962

	American Airlines Group, Inc.*

925,000	5.000%, 06/01/22	870,878

295,000	3.750%, 03/01/25^	226,634

3,100,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	3,273,755

600,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	657,372

1,480,000	Beacon Roofing Supply, Inc.* 4.875%, 11/01/25	1,498,056

	Cascades, Inc. / Cascades USA, Inc.*

901,000	5.125%, 01/15/26	958,907

PRINCIPAL AMOUNT		VALUE

600,000	5.375%, 01/15/28	$635,202

	Delta Air Lines, Inc.

297,000	7.375%, 01/15/26^	341,508

297,000	3.800%, 04/19/23	304,758

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ

295,000	4.750%, 10/20/28	327,058

148,000	4.500%, 10/20/25	158,326

589,000	Endurance Acquisition Merger Sub* 6.000%, 02/15/29	581,661

575,000	EnerSys*µ 4.375%, 12/15/27	613,812

2,530,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	2,468,167

80,000	General Electric Company^‡ 3.554%, 03/15/21 3 mo. USD LIBOR + 3.33%	75,767

591,000	GFL Environmental, Inc.*µ 3.750%, 08/01/25	605,444

	Golden Nugget, Inc.*^

900,000	6.750%, 10/15/24	902,088

620,000	8.750%, 10/01/25	644,992

673,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	731,935

600,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	674,382

750,000	Graphic Packaging International, LLC*µ 4.750%, 07/15/27	829,035

1,500,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,526,400

1,360,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	1,356,274

135,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.* 5.750%, 01/20/26	140,265

1,500,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	1,583,325

	Howmet Aerospace, Inc.

1,375,000	5.125%, 10/01/24^	1,514,342

511,000	6.875%, 05/01/25µ	596,051

1,450,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,482,219

1,079,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	1,207,423

886,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	912,252

598,000	MasTec, Inc.*µ 4.500%, 08/15/28	630,531

	Meritor, Inc.

1,867,000	6.250%, 02/15/24^	1,894,464

177,000	4.500%, 12/15/28*	180,441

722,000	Moog, Inc.*µ 4.250%, 12/15/27	753,320

1,425,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	1,509,032

	Navistar International Corp.*

1,880,000	6.625%, 11/01/25	1,960,314

590,000	9.500%, 05/01/25	657,815

1,140,000	Novelis Corp.* 4.750%, 01/30/30	1,201,321

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,370,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	$1,380,645

600,000	Patrick Industries, Inc.* 7.500%, 10/15/27	658,728

1,300,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	1,394,965

302,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	323,140

1,155,000	QVC, Inc. 4.375%, 09/01/28	1,204,388

885,000	Scientific Games International, Inc.* 5.000%, 10/15/25	912,638

1,019,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	1,087,171

593,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	609,349

	Sinclair Television Group, Inc.*

600,000	5.500%, 03/01/30^	619,284

591,000	4.125%, 12/01/30	590,031

	Standard Industries, Inc.*

575,000	5.000%, 02/15/27	600,202

302,000	4.375%, 07/15/30	320,552

100,000	Stanley Black & Decker, Inc.µ‡ 4.000%, 03/15/60 5 year CMT + 2.66%	106,264

	Station Casinos, LLC*

1,725,000	4.500%, 02/15/28	1,696,003

788,000	5.000%, 10/01/25	793,894

591,000	Stericycle, Inc.* 3.875%, 01/15/29	607,560

879,000	STL Holding Company, LLC* 7.500%, 02/15/26	915,830

985,000	Tennant Company 5.625%, 05/01/25	1,025,139

1,200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,268,604

	TransDigm, Inc.

1,490,000	6.250%, 03/15/26*	1,578,074

875,000	7.500%, 03/15/27	936,932

	United Rentals North America, Inc.

640,000	5.875%, 09/15/26	674,758

297,000	3.875%, 02/15/31	310,570

750,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	773,302

	WESCO Distribution, Inc.*

563,000	7.125%, 06/15/25	613,203

283,000	7.250%, 06/15/28	318,338

1,500,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	1,587,705

		66,639,834

	Information Technology (0.5%)

600,000	CDK Global, Inc.* 5.250%, 05/15/29	650,970

1,201,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,228,190

	Dell International, LLC / EMC Corp.*µ

1,405,000	6.020%, 06/15/26	1,696,411

925,000	6.100%, 07/15/27^	1,145,529

545,000	5.850%, 07/15/25	647,700

PRINCIPAL AMOUNT		VALUE

586,000	Fair Isaac Corp.*µ 4.000%, 06/15/28	$605,707

1,315,000	KBR, Inc.* 4.750%, 09/30/28	1,367,219

1,300,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	1,290,497

900,000	MTS Systems Corp.* 5.750%, 08/15/27	979,668

886,000	ON Semiconductor Corp.*µ 3.875%, 09/01/28	921,502

855,000	Open Text Corp.* 3.875%, 02/15/28	877,025

784,000	PTC, Inc.* 4.000%, 02/15/28	818,049

589,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	596,186

		12,824,653

	Materials (0.9%)

1,835,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	1,940,879

600,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	631,308

900,000	ArcelorMittal, SA^ 7.250%, 10/15/39	1,301,049

507,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	522,616

1,285,000	Clearwater Paper Corp.*µ^ 4.750%, 08/15/28	1,331,992

800,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	818,888

	Freeport-McMoRan, Inc.

780,000	5.000%, 09/01/27^	831,301

570,000	5.450%, 03/15/43µ	714,563

515,000	5.400%, 11/14/34µ	642,138

886,000	HB Fuller Company 4.250%, 10/15/28	908,301

915,000	Hudbay Minerals, Inc.* 6.125%, 04/01/29	971,282

900,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	957,051

	Kaiser Aluminum Corp.*

615,000	4.625%, 03/01/28^	635,842

535,000	6.500%, 05/01/25	573,097

663,000	Mercer International, Inc.* 5.125%, 02/01/29	675,637

295,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	327,960

	New Gold, Inc.*

364,000	6.375%, 05/15/25	377,843

300,000	7.500%, 07/15/27	324,261

301,000	Norbord, Inc.*µ 5.750%, 07/15/27	324,105

1,300,000	OCI, NV*µ 4.625%, 10/15/25	1,348,139

593,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	643,583

	PBF Holding Company, LLC / PBF Finance Corp.

2,455,000	7.250%, 06/15/25~	1,631,421

296,000	9.250%, 05/15/25*^	286,010

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,328,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	$1,379,500

906,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	954,009

295,000	Valvoline, Inc.* 3.625%, 06/15/31	297,133

		21,349,908

	Real Estate (0.2%)

1,500,000	CBL & Associates, LP@ 5.250%, 12/01/23	562,935

358,000	EPR Propertiesµ^ 3.750%, 08/15/29	350,421

	Forestar Group, Inc.*

1,500,000	8.000%, 04/15/24	1,579,170

862,000	5.000%, 03/01/28	898,695

294,000	iStar, Inc.µ 5.500%, 02/15/26	299,660

	Service Properties Trust

1,500,000	4.350%, 10/01/24	1,475,130

550,000	5.250%, 02/15/26	542,636

		5,708,647

	Utilities (0.3%)

856,000	Calpine Corp.* 4.500%, 02/15/28	880,464

65,000	CenterPoint Energy, Inc.^‡ 6.125%, 09/01/23 3 mo. USD LIBOR + 3.27%	68,561

175,000	CMS Energy Corp.µ‡ 4.750%, 06/01/50 5 year CMT + 4.12%	198,462

250,000	Dominion Energy, Inc.µ‡ 4.650%, 12/15/24 5 year CMT + 2.99%	263,763

330,000	Duke Energy Corp.µ‡ 4.875%, 09/16/24 5 year CMT + 3.39%	354,242

265,000	NextEra Energy Capital Holdings, Inc.µ‡ 4.800%, 12/01/77 3 mo. USD LIBOR + 2.41%	291,768

810,000	NRG Energy, Inc.µ 6.625%, 01/15/27	850,670

1,896,000	PPL Capital Funding, Inc.µ‡ 2.905%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,767,527

125,000	Sempra Energy^‡ 4.875%, 10/15/25 5 year CMT + 4.55%	134,848

247,000	Southern Companyµ‡ 4.000%, 01/15/51 5 year CMT + 3.73%	261,180

	Talen Energy Supply, LLC*

600,000	10.500%, 01/15/26	552,768

300,000	7.250%, 05/15/27^	317,655

1,500,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,669,905

		7,611,813

	TOTAL CORPORATE BONDS (Cost $441,866,970)	454,284,048

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (23.1%)

	Communication Services (2.6%)

	Liberty Media Corp.

15,900,000	2.250%, 09/30/46	$7,530,081

7,750,000	1.375%, 10/15/23	9,522,580

2,680,000	0.500%, 12/01/50*	2,766,644

7,150,000	Liberty Media Corp. / Liberty Formula Oneµ 1.000%, 01/30/23	8,805,368

1,883,000	Live Nation Entertainment, Inc.^ 2.500%, 03/15/23	2,278,524

3,000,000	Match Group FinanceCo 2, Inc.*~ 0.875%, 06/15/26	5,151,660

2,500,000	Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	4,539,550

1,970,000	Sea, Ltd.* 2.375%, 12/01/25	4,888,516

4,856,000	Snap, Inc. 0.750%, 08/01/26	11,641,969

4,935,000	Zynga, Inc. 0.250%, 06/01/24	6,656,673

		63,781,565

	Consumer Discretionary (5.7%)

1,187,000	Bloomin’ Brands, Inc.* 5.000%, 05/01/25	2,333,274

15,201,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	20,570,297

7,785,000	Burlington Stores, Inc.* 2.250%, 04/15/25	10,479,233

6,435,000	Chegg, Inc.* 0.000%, 09/01/26	7,461,769

1,900,000	Cinemark Holdings, Inc.* 4.500%, 08/15/25	3,087,462

1,895,000	Dick’s Sporting Goods, Inc.* 3.250%, 04/15/25	3,885,527

3,299,000	DISH Network Corp. 2.375%, 03/15/24	3,025,843

11,035,000	Etsy, Inc.*µ^ 0.125%, 09/01/27	14,675,226

2,776,000	Fiverr International, Ltd.* 0.000%, 11/01/25	3,500,147

1,108,000	Guess, Inc. 2.000%, 04/15/24	1,263,940

5,995,000	Liberty Broadband Corp.* 2.750%, 09/30/50	6,190,977

	Liberty Interactive, LLC

1,470,000	4.000%, 11/15/29	1,145,350

790,000	3.750%, 02/15/30	610,283

7,670,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	7,731,360

	NCL Corp., Ltd.*

2,439,000	5.375%, 08/01/25	3,781,621

1,505,000	6.000%, 05/15/24	2,908,096

11,345,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	13,759,216

400,000	Tesla, Inc. 2.000%, 05/15/24	5,108,060

4,160,000	Under Armour, Inc.* 1.500%, 06/01/24	6,877,146

7,865,000	Vail Resorts, Inc.* 0.000%, 01/01/26	7,931,381

4,225,000	Wayfair, Inc.* 0.625%, 10/01/25	4,312,964

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,865,000	Winnebago Industries, Inc. 1.500%, 04/01/25	$7,676,698

		138,315,870

	Energy (0.7%)

3,190,000	EQT Corp.* 1.750%, 05/01/26	4,328,288

3,960,000	Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	4,452,584

6,515,000	Pioneer Natural Resources Company*^ 0.250%, 05/15/25	9,020,930

		17,801,802

	Financials (0.8%)

	Ares Capital Corp.

7,500,000	3.750%, 02/01/22^	7,654,500

3,000,000	4.625%, 03/01/24	3,238,980

4,700,000	JPMorgan Chase Bank, N.A.*^ 0.125%, 01/01/23	5,711,910

1,490,000	Prospect Capital Corp. 4.950%, 07/15/22	1,531,482

		18,136,872

	Health Care (3.4%)

1,850,000	CONMED Corp.^ 2.625%, 02/01/24	2,599,620

9,218,000	DexCom, Inc.* 0.250%, 11/15/25	9,409,734

3,673,000	Envista Holdings Corp.*^ 2.375%, 06/01/25	6,739,331

5,500,000	Exact Sciences Corp. 0.375%, 03/15/27	7,876,110

3,348,000	Guardant Health, Inc.* 0.000%, 11/15/27	4,475,874

5,015,000	Insulet Corp. 0.375%, 09/01/26	6,935,093

8,035,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	10,486,880

1,844,000	Natera, Inc.* 2.250%, 05/01/27	5,265,081

6,925,000	NeoGenomics, Inc. 0.250%, 01/15/28	7,484,609

4,680,000	Omnicell, Inc.* 0.250%, 09/15/25	6,260,717

7,755,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	9,292,119

2,540,000	Repligen Corp. 0.375%, 07/15/24	4,622,190

1,985,000	Tricida, Inc.* 3.500%, 05/15/27	971,380

		82,418,738

	Industrials (3.6%)

8,180,000	Air Canada* 4.000%, 07/01/25	11,151,467

4,600,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	4,878,254

1,015,000	Chart Industries, Inc.* 1.000%, 11/15/24	2,161,686

8,240,000	Middleby Corp.* 1.000%, 09/01/25	10,370,205

3,763,000	Parsons Corp.* 0.250%, 08/15/25	3,935,646

PRINCIPAL AMOUNT		VALUE

23,675,000	Southwest Airlines Company 1.250%, 05/01/25	$33,287,997

5,805,000	Sunrun, Inc.* 0.000%, 02/01/26	5,915,759

14,800,000	Uber Technologies, Inc.* 0.000%, 12/15/25	15,510,992

		87,212,006

	Information Technology (5.3%)

2,507,000	21Vianet Group, Inc.* 0.000%, 02/01/26	2,573,561

3,775,000	Bentley Systems, Inc.* 0.125%, 01/15/26	3,802,897

3,382,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	3,676,741

2,293,000	Cloudflare, Inc.* 0.750%, 05/15/25	4,935,637

5,830,000	Coupa Software, Inc.* 0.375%, 06/15/26	7,512,188

4,030,000	Datadog, Inc.* 0.125%, 06/15/25	5,416,965

1,355,000	Five9, Inc.* 0.500%, 06/01/25	1,910,062

2,170,000	II-VI, Inc. 0.250%, 09/01/22	4,006,970

3,415,000	Inphi Corp.* 0.750%, 04/15/25	4,968,415

6,115,000	LivePerson, Inc.* 0.000%, 12/15/26	6,798,535

3,860,000	Lumentum Holdings, Inc. 0.500%, 12/15/26	4,755,134

13,000,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	14,728,610

2,735,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	3,091,617

5,015,000	Okta, Inc.^ 0.125%, 09/01/25	7,620,293

4,695,000	ON Semiconductor Corp. 1.625%, 10/15/23	8,314,282

7,590,000	Repay Holdings Corp.* 0.000%, 02/01/26	7,591,442

7,650,000	RingCentral, Inc.* 0.000%, 03/01/25	9,607,864

4,981,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	5,701,502

1,542,000	Shopify, Inc.^ 0.125%, 11/01/25	1,827,794

3,524,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	4,565,589

2,680,000	Square, Inc.*^ 0.000%, 05/01/26	3,013,338

2,389,000	Wix.com, Ltd.* 0.000%, 08/15/25	2,436,517

2,670,000	Workday, Inc. 0.250%, 10/01/22	4,282,146

2,852,000	Zscaler, Inc.* 0.125%, 07/01/25	4,263,483

		127,401,582

	Real Estate (0.6%)

6,120,000	IH Merger Sub, LLC 3.500%, 01/15/22	8,123,872

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,430,000	Redfin Corp.* 0.000%, 10/15/25	$6,693,615

		14,817,487

	Utilities (0.4%)

7,455,000	NRG Energy, Inc. 2.750%, 06/01/48	8,917,224

	TOTAL CONVERTIBLE BONDS (Cost $448,319,651)	558,803,146

BANK LOANS (2.3%) ¡

	Communication Services (0.5%)

1,555,313	Clear Channel Outdoor Holdings, Inc.‡ 3.711%, 08/21/26 3 mo. LIBOR + 3.50%	1,520,800

888,750	CommScope, Inc.‡ 3.371%, 04/06/26 1 mo. LIBOR + 3.25%	889,097

613,463	Consolidated Communications, Inc.! 0.000%, 10/02/27	619,526

458,850	Consolidated Communications, Inc.‡ 5.750%, 10/02/27 1 mo. LIBOR + 4.75%	463,386

592,515	CSC Holdings, LLC‡ 2.627%, 04/15/27 1 mo. LIBOR + 2.50%	590,850

1,865,000	Frontier Communications Corp.‡ 5.750%, 10/08/21 1 mo. LIBOR + 4.75%	1,869,541

1,153,350	iHeartCommunications, Inc.‡ 3.121%, 05/01/26 1 mo. LIBOR + 3.00%	1,141,240

2,791,100	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	2,844,089

2,275,000	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	2,313,072

		12,251,601

	Consumer Discretionary (0.5%)

1,127,494	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	1,151,103

270,000	Meredith Corp.! 0.000%, 01/31/25	275,654

1,360,000	Petco Animal Supplies, Inc.! 0.000%, 01/26/23	1,360,388

4,163,238	PetSmart, Inc.‡ 4.500%, 03/11/22 3 mo. LIBOR + 3.50%	4,167,797

1,170,000	PetSmart, Inc.! 0.000%, 03/11/22	1,171,281

600,000	PetSmart, Inc. 1.000%, 01/27/28 3 mo. LIBOR + 3.50%	600,000

250,000	United Natural Foods, Inc. 0.000%, 10/22/25	250,907

PRINCIPAL AMOUNT		VALUE

2,198,182	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	$2,205,744

		11,182,874

	Energy (0.1%)

243,560	Lealand Finance Company, BV‡ 1.121%, 06/30/25 1 mo. LIBOR + 3.00%	163,185

19,639	McDermott Technology Americas, Inc.‡ 3.121%, 06/30/24 1 mo. LIBOR + 3.00%	16,202

1,293,158	Par Pacific Holdings, Inc.‡ 7.000%, 01/12/26 3 mo. LIBOR + 6.75%	1,274,840

		1,454,227

	Financials (0.1%)

1,538,375	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	1,544,690

303,595	Level 3 Financing, Inc.‡ 1.871%, 03/01/27 1 mo. LIBOR + 1.75%	302,363

		1,847,053

	Health Care (0.5%)

2,826,830	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	2,807,395

2,078,462	Endo Luxembourg Finance Company I Sarl‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	2,068,069

1,729,940	Gentiva Health Services, Inc.‡ 3.375%, 07/02/25 1 mo. LIBOR + 3.25%	1,733,729

1,237,205	Mallinckrodt International Finance, SA‡ 5.500%, 09/24/24 3 mo. LIBOR + 4.75%	1,169,239

1,873,547	Ortho Clinical Diagnostics, SA‡ 3.394%, 06/30/25 1 mo. LIBOR + 3.25%	1,871,205

2,648,213	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	2,481,601

		12,131,238

	Industrials (0.4%)

2,068,500	Berry Global, Inc.‡ 2.133%, 07/01/26 1 mo. LIBOR + 2.00%	2,068,107

1,362,558	BW Gas & Convenience Holdings, LLC‡ 6.380%, 11/18/24 1 mo. LIBOR + 6.25%	1,384,699

1,230,700	Dun & Bradstreet Corp.‡ 3.878%, 02/06/26 1 mo. LIBOR + 3.75%	1,235,537

898,625	Granite US Holdings Corp.‡ 5.504%, 09/30/26 3 mo. LIBOR + 5.25%	892,447

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

999,308	Navistar International Corp.‡ 3.630%, 11/06/24 1 mo. LIBOR + 3.50%	$1,000,683

759,229	RegionalCare Hospital Partners Holdings, Inc.‡ 3.871%, 11/16/25 1 mo. LIBOR + 3.75%	759,753

1,925,204	Scientific Games International, Inc.‡ 2.871%, 08/14/24 1 mo. LIBOR + 2.75%	1,896,027

304,575	TransDigm, Inc.‡ 2.371%, 12/09/25 1 mo. LIBOR + 2.25%	300,006

		9,537,259

	Information Technology (0.2%)

1,396,696	BMC Software Finance, Inc.‡ 4.371%, 10/02/25 1 mo. LIBOR + 4.25%	1,397,353

1,440,450	Camelot U.S. Acquisition 1 Company‡ 3.121%, 10/30/26 1 mo. LIBOR + 3.00%	1,445,549

805,000	Camelot U.S. Acquisition 1 Company 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	809,025

1,296,141	VFH Parent, LLC‡ 3.129%, 03/01/26 1 mo. LIBOR + 3.00%	1,295,869

		4,947,796

	Materials (0.0%)

873,400	Innophos, Inc.‡ 3.621%, 02/07/27 1 mo. LIBOR + 3.50%	875,221

	TOTAL BANK LOANS (Cost $54,523,661)	54,227,269

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (10.2%)

	Communication Services (0.9%)

18,160	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	20,996,828

	Consumer Discretionary (0.8%)

124,295	Aptiv, PLC 5.500%, 06/15/23	19,321,658

	Consumer Staples (0.1%)

36,755	Energizer Holdings, Inc. 7.500%, 01/15/22	3,379,622

	Financials (0.9%)

80,250	AMG Capital Trust II 5.150%, 10/15/37	3,914,595

31,880	Assurant, Inc. 6.500%, 03/15/21	4,090,523

500	Bank of America Corp.‡‡ 7.250%	731,390

NUMBER OF SHARES			VALUE

222,280		KKR & Company, Inc.µ^ 6.000%, 09/15/23	$12,930,027

			21,666,535

		Health Care (1.5%)

96,145		Avantor, Inc. 6.250%, 05/15/22	8,903,988

90,115		Boston Scientific Corp. 5.500%, 06/01/23	9,845,965

		Danaher Corp.

9,980		4.750%, 04/15/22	16,170,594

1,896		5.000%, 04/15/23^	2,600,554

			37,521,101

		Industrials (2.1%)

62,970		Colfax Corp. 5.750%, 01/15/22	9,702,418

21,885		Fortive Corp. 5.000%, 07/01/21	21,016,165

180,605		Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	19,680,527

			50,399,110

		Information Technology (1.2%)

19,390		Broadcom, Inc. 8.000%, 09/30/22	28,479,063

		Utilities (2.7%)

84,885		CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§**** 4.566%, 09/15/29	5,043,612

170,935		Dominion Energy, Inc. 7.250%, 06/01/22	16,871,284

135,145		DTE Energy Company 6.250%, 11/01/22	6,268,025

142,970		Essential Utilities, Inc. 6.000%, 04/30/22	8,442,379

		NextEra Energy, Inc.

382,660		4.872%, 09/01/22	23,403,486

94,060		6.219%, 09/01/23	5,005,873

			65,034,659

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $211,214,592)	246,798,576

COMMON STOCKS (82.3%)

		Communication Services (8.3%)

34,670		Alphabet, Inc. - Class A#	63,354,571

10,635		Alphabet, Inc. - Class C#	19,523,095

264,885		AT&T, Inc.^~	7,583,658

411,425		Comcast Corp. - Class A	20,394,337

8,050		Cumulus Media, Inc. - Class A#	69,874

176,235		Facebook, Inc. - Class A^#	45,526,788

32,360		Netflix, Inc.#	17,228,140

205,085	EUR	Orange, SA	2,406,964

149,335		Walt Disney Company#	25,113,667

			201,201,094

		Consumer Discretionary (10.4%)

32,615		Amazon.com, Inc.^#	104,570,213

59,260		Carnival Corp.	1,106,384

825,570		Ford Motor Company#	8,693,252

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

243,463	General Motors Company	$12,338,705

94,175	Home Depot, Inc.^	25,504,473

38,550	Lennar Corp. - Class A	3,205,433

69,245	Lowe’s Companies, Inc.^	11,553,528

62,500	McDonald’s Corp.	12,990,000

245,080	MGM Resorts International	6,999,485

162,800	NIKE, Inc. - Class B^	21,748,452

44,300	Royal Caribbean Cruises, Ltd.^	2,879,500

77,770	Starbucks Corp.	7,528,914

56,455	Target Corp.	10,227,952

14,925	Tesla, Inc.#	11,843,435

143,900	TJX Companies, Inc.^	9,215,356

		250,405,082

	Consumer Staples (5.7%)

58,750	Altria Group, Inc.	2,413,450

459,960	Coca-Cola Company^	22,147,074

41,820	Costco Wholesale Corp.	14,738,623

250,885	Mondelez International, Inc. - Class A^	13,909,064

112,795	PepsiCo, Inc.	15,404,413

147,500	Philip Morris International, Inc.	11,748,375

203,745	Procter & Gamble Company	26,122,146

86,605	Sysco Corp.	6,193,124

52,650	Walgreens Boots Alliance, Inc.	2,645,663

154,510	Walmart, Inc.	21,707,110

		137,029,042

	Energy (3.2%)

475,000	BP, PLC (ADR)	10,554,500

47,998	Calfrac Well Services, Ltd.#	140,965

237,650	Chevron Corp.^	20,247,780

66,007	Denbury, Inc.#	1,888,460

60,000	Diamond Offshore Drilling, Inc.#	13,728

70,400	Energy Transfer, LP	441,408

76,005	Enterprise Products Partners, LP	1,537,581

7,920	EP Energy Corp.#	324,720

355,670	Exxon Mobil Corp.	15,948,243

16,000	GasLog, Ltd.^	65,600

126,365	Hess Corp.^	6,821,183

232,940	Kinder Morgan, Inc.	3,279,795

73,344	Lonestar Resources US, Inc.#	365,987

21,360	Magellan Midstream Partners, LP	949,666

100,220	Marathon Petroleum Corp.	4,325,495

132,452	Mcdermott International, Ltd.#	135,101

8,038	Oasis Petroleum, Inc.#	301,184

26,500	Pioneer Natural Resources Company	3,203,850

156,200	Schlumberger, Ltd.	3,469,202

31,050	Targa Resources Corp.^	849,838

33,540	Valero Energy Corp.	1,892,662

18,259	Weatherford International, PLC#	124,161

17,355	Whiting Petroleum Corp.#	353,001

10,000	Williams Companies, Inc.^	212,300

		77,446,410

	Financials (9.1%)

35,430	Affiliated Managers Group, Inc.^	3,904,032

65,730	American Express Company	7,641,770

346,890	American International Group, Inc.	12,987,562

1,019,405	Bank of America Corp.^~	30,225,358

71,870	Bank of New York Mellon Corp.	2,862,582

10,715	BlackRock, Inc.	7,514,001

90,405	Charles Schwab Corp.	4,659,474

46,700	Chubb, Ltd.~	6,802,789

344,010	Citigroup, Inc.^	19,949,140

NUMBER OF SHARES		VALUE

125,000	Discover Financial Services	$10,442,500

51,500	Goldman Sachs Group, Inc.^	13,965,255

33,700	Intercontinental Exchange, Inc.	3,718,795

273,910	JPMorgan Chase & Company	35,244,000

226,225	KeyCorp	3,814,153

132,475	Marsh & McLennan Companies, Inc.	14,560,327

290,930	Morgan Stanley^	19,506,856

43,760	Northern Trust Corp.	3,902,954

157,631	Starwood Property Trust, Inc.	2,957,158

150,870	US Bancorp	6,464,779

288,350	Wells Fargo & Company	8,615,898

		219,739,383

	Health Care (10.7%)

139,700	Abbott Laboratories~	17,265,523

55,690	Agilent Technologies, Inc.	6,692,267

18,870	Anthem, Inc.	5,604,013

149,780	Baxter International, Inc.	11,507,597

151,745	Bristol-Myers Squibb Company	9,321,695

26,830	CVS Health Corp.	1,922,370

82,050	Edwards Lifesciences Corp.#	6,775,689

109,850	Eli Lilly & Company	22,845,504

48,980	Gilead Sciences, Inc.	3,213,088

26,400	Humana, Inc.	10,114,104

10,420	Intuitive Surgical, Inc.#	7,790,409

176,230	Johnson & Johnson^	28,748,400

56,350	Laboratory Corp. of America Holdings#	12,899,079

156,340	Medtronic, PLC	17,405,332

251,550	Merck & Company, Inc.	19,386,958

288,990	Pfizer, Inc.	10,374,741

20,295	Stryker Corp.	4,485,398

42,800	Thermo Fisher Scientific, Inc.	21,815,160

105,000	UnitedHealth Group, Inc.^	35,025,900

26,610	Vertex Pharmaceuticals, Inc.#	6,095,819

		259,289,046

	Industrials (5.3%)

322,640	CSX Corp.^	27,667,993

14,820	FedEx Corp.	3,487,739

836,550	General Electric Company	8,934,354

104,790	Honeywell International, Inc.^	20,472,822

92,435	J.B. Hunt Transport Services, Inc.	12,447,297

233,120	Masco Corp.	12,660,747

191,469	McDermott International, Inc.#	195,298

37,050	Northrop Grumman Corp.	10,618,901

334,130	Raytheon Technologies Corp.	22,296,495

49,810	Union Pacific Corp.	9,835,981

		128,617,627

	Information Technology (25.3%)

56,335	Accenture, PLC - Class A	13,628,563

35,170	Adobe, Inc.#	16,134,941

44,250	Advanced Micro Devices, Inc.#	3,789,570

1,272,370	Apple, Inc.^~	167,901,945

322,615	Applied Materials, Inc.	31,190,418

247,515	Cisco Systems, Inc.	11,034,219

117,815	Fidelity National Information Services, Inc.	14,545,440

43,165	Global Payments, Inc.	7,619,486

56,750	Lam Research Corp.	27,464,163

190,675	Marvell Technology Group, Ltd.^	9,812,136

72,315	MasterCard, Inc. - Class A	22,872,511

158,425	Micron Technology, Inc.#	12,399,925

593,615	Microsoft Corp.~	137,694,935

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,520,000	Nokia Corp.(ADR)^#	$6,931,200

53,055	NVIDIA Corp.	27,566,847

27,590	PayPal Holdings, Inc.#	6,464,613

66,010	QUALCOMM, Inc.	10,316,043

86,580	Salesforce.com, Inc.#	19,528,985

21,845	ServiceNow, Inc.#	11,865,330

44,000	Skyworks Solutions, Inc.^	7,447,000

85,550	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	10,396,036

178,525	Visa, Inc. - Class A^	34,499,956

		611,104,262

	Materials (2.3%)

41,160	Celanese Corp. - Class A	5,027,694

410,755	Freeport-McMoRan, Inc.#	11,053,417

80,575	Linde, PLC	19,773,105

82,000	Nucor Corp.	3,995,860

96,625	PPG Industries, Inc.	13,016,354

20,585	Vulcan Materials Company	3,070,047

		55,936,477

	Real Estate (1.5%)

70,930	American Tower Corp.	16,126,645

122,605	Crown Castle International Corp.	19,526,072

		35,652,717

	Utilities (0.5%)

99,075	DTE Energy Company^	11,762,184

	TOTAL COMMON STOCKS (Cost $1,476,479,453)	1,988,183,324

RIGHTS (0.0%) #

	Financials (0.0%)

22,573	Motors Liquidation Company (Cost $—)	8,464

WARRANTS (0.0%) #

	Energy (0.0%)

6,263	Denbury, Inc. 09/18/25, Strike $32.59	54,175

2,279	Denbury, Inc. 09/18/23, Strike $35.41	9,253

57,470	Mcdermott International, Ltd. 06/30/27, Strike $15.98	6

51,723	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5

47,885	Tidewater, Inc. 11/14/42, Strike $0.00	499,440

16,676	Tidewater, Inc. 11/14/42, Strike $0.00	173,931

	TOTAL WARRANTS (Cost $4,161,894)	736,810

EXCHANGE-TRADED FUNDS (1.7%)

	Other (1.7%)

195,550	iShares MSCI EAFE ETF^	14,155,865

5,525	iShares Preferred & Income Securities ETF^	209,121

93,905	iShares Russell 2000 Value ETF^	12,996,452

NUMBER OF SHARES		VALUE

113,666	SPDR Bloomberg Barclays High Yield Bond ETF^	$12,321,394

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,816,836)	39,682,832

PREFERRED STOCKS (0.8%)

	Communication Services (0.1%)

8,482	AT&T, Inc. 4.750%, 02/18/25	215,867

5,000	AT&T, Inc. 5.350%, 11/01/66	133,550

20,000	Qwest Corp. 6.500%, 09/01/56	513,400

4,950	Telephone & Data Systems, Inc. 7.000%, 03/15/60	125,780

58,050	United States Cellular Corp. 6.250%, 09/01/69	1,553,998

5,970	United States Cellular Corp.^ 7.250%, 12/01/64	152,354

		2,694,949

	Consumer Discretionary (0.1%)

4,000	Ford Motor Company^ 6.200%, 06/01/59	105,200

8,178	Guitar Center, Inc.	924,057

10,843	Qurate Retail, Inc. 8.000%, 03/15/31	1,084,951

		2,114,208

	Energy (0.2%)

13,185	Energy Transfer Operating, LP‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74%	283,609

82,205	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,411,460

31,109	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	623,735

55,975	NuStar Logistics, LP‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,240,966

		3,559,770

	Financials (0.3%)

6,000	Affiliated Managers Group, Inc.^ 4.750%, 09/30/60	157,080

2,975	Allstate Corp. 5.100%, 10/15/24	79,581

3,100	Annaly Capital Management, Inc.‡ 6.950%, 09/30/22 3 mo. USD LIBOR + 4.99%	77,314

13,585	Arch Capital Group, Ltd. 5.250%, 09/29/21	349,134

3,000	B Riley Financial, Inc. 6.000%, 01/31/28	75,420

5,617	Bank of America Corp. 4.375%, 11/03/25	142,391

7,000	Brookfield Finance, Inc. 4.625%, 10/16/80	175,280

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

16,635	Capital One Financial Corp. 5.000%, 12/01/24	$434,673

6,924	Capital One Financial Corp.^ 4.800%, 06/01/25	175,523

8,000	CIT Group, Inc.^ 5.625%, 12/15/24	211,440

11,275	Citizens Financial Group, Inc.^ 5.000%, 01/06/25	294,954

8,775	CNO Financial Group, Inc. 5.125%, 11/25/60	225,079

4,456	Cullen/Frost Bankers, Inc.^ 4.450%, 12/15/25	113,004

3,750	First Republic Bank 4.125%, 10/30/25	94,050

2,750	Fulton Financial Corp. 5.125%, 01/15/26	72,133

16,896	JPMorgan Chase & Company 4.750%, 12/01/24	442,675

11,491	KeyCorp 5.650%, 12/15/23	306,580

5,735	Legg Mason, Inc.^ 5.450%, 09/15/56	146,759

26,375	Morgan Stanley^ 4.875%, 01/15/25	693,135

2,700	Northern Trust Corp. 4.700%, 01/01/25	72,360

5,400	Oaktree Capital Group, LLC^ 6.550%, 09/15/23	148,554

10,000	Prospect Capital Corp.^ 6.250%, 06/15/24	252,400

8,500	Prudential Financial, Inc.^ 4.125%, 09/01/60	218,535

12,000	Selective Insurance Group, Inc. 4.600%, 12/15/25	297,000

3,006	Signature Bank/New York NY 5.000%, 12/30/25	76,473

5,250	Spirit Realty Capital, Inc. 6.000%, 10/03/22	139,230

11,500	Truist Financial Corp. 4.750%, 09/01/25	301,185

11,110	US Bancorp^ 3.750%, 01/15/26	272,195

25,365	Wells Fargo & Company^ 4.750%, 03/15/25	634,632

14,550	WR Berkley Corp. 5.100%, 12/30/59	381,646

2,700	WR Berkley Corp. 5.700%, 03/30/58	72,036

		7,132,451

	Industrials (0.0%)

6,250	Air Lease Corp.‡ 6.150%, 03/15/24 3 mo. USD LIBOR + 3.65%	162,188

2,500	Brookfield Finance I UK, PLC^ 4.500%, 11/24/25	62,800

3,750	QVC, Inc.^ 6.250%, 11/26/68	93,900

		318,888

	Real Estate (0.1%)

5,180	American Homes 4 Rent^ 6.250%, 09/19/23	138,151

7,275	Brookfield Property Partners, LP 5.750%, 03/31/25	169,144

NUMBER OF SHARES		VALUE

5,000	Brookfield Property Partners, LP 6.375%, 09/30/24	$121,150

5,000	Digital Realty Trust, Inc.^ 5.850%, 03/13/24	136,600

5,400	EPR Properties 5.750%, 11/30/22	123,876

10,500	Federal Realty Investment Trust^ 5.000%, 09/29/22	269,850

1,829	Global Net Lease, Inc. 6.875%, 11/26/24	45,981

11,000	Kimco Realty Corp.^ 5.250%, 12/20/22	286,550

5,300	PS Business Parks, Inc. 5.200%, 12/07/22	139,178

9,655	Public Storage 4.625%, 06/17/25	253,154

4,578	SITE Centers Corp.^ 6.250%, 03/01/21	115,091

		1,798,725

	Utilities (0.0%)

5,000	Algonquin Power & Utilities Corp.‡ 6.875%, 10/17/78 3 mo. USD LIBOR + 3.68%	138,400

6,000	Brookfield Renewable Partners, LP 5.250%, 03/31/25	159,480

5,100	DTE Energy Company 5.250%, 12/01/77	133,467

2,800	Southern Company 4.950%, 01/30/80	73,080

		504,427

	TOTAL PREFERRED STOCKS (Cost $18,710,004)	18,123,418

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.4%) #

	Consumer Discretionary (0.2%)

360	Alibaba Group Holding, Ltd.

9,137,880	Call, 01/21/22, Strike $300.00	1,022,400

155	Tesla, Inc.

12,299,715	Call, 06/18/21, Strike $800.00	2,284,700

		3,307,100

	Financials (0.0%)

2,960	Wells Fargo & Company

8,844,480	Call, 04/16/21, Strike $30.00	663,040

	Information Technology (0.0%)

1,700	Intel Corp.

9,436,700	Call, 06/18/21, Strike $70.00	192,100

725	Micron Technology, Inc.

5,674,575	Call, 06/18/21, Strike $90.00	367,937

		560,037

	Other (0.2%)

4,150	Financial Select Sector SPDR Fund

12,014,250	Call, 03/19/21, Strike $29.00	554,025

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

1,520	iShares MSCI EAFE ETF

11,003,280	Call, 03/19/21, Strike $74.00	$218,120

5,805	iShares MSCI Emerging Markets

30,946,455	Call, 06/18/21, Strike $59.00	795,285

2,100	iShares Russell 2000 ETF

43,167,600	Call, 03/19/21, Strike $195.00	3,601,500

		5,168,930

	TOTAL PURCHASED OPTIONS (Cost $6,728,832)	9,699,107

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.8%)

58,229,378	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	58,258,492

58,511,821	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	58,511,821

	TOTAL SHORT TERM INVESTMENTS (Cost $116,770,313)	116,770,313

TOTAL INVESTMENTS (144.4%) (Cost $2,816,592,206)		3,487,317,307

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-10.0%)		(242,000,000)

LIABILITIES, LESS OTHER ASSETS (-34.4%)		(829,640,964)

NET ASSETS (100.0%)		$2,415,676,343

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #

	Consumer Discretionary (0.0%)

155	Tesla, Inc.

12,299,715	Put, 06/18/21, Strike $500.00 (Premium $797,813)	(424,313)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $118,322,841.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $7,456,620.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡‡	Perpetual maturity.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2021.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.

FOREIGN CURRENCY ABBREVIATION

EUR         European Monetary Unit

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of January 1, 2020, with no material impact on the Fund’s financial statements.

In October 2020, FASB issued ASU No. 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 was issued to clarify how to amortize premiums for debt securities where there are bonds with multiple call dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the impact of this guidance within the Fund’s financial statements and has determined the adoption of ASU 2020-08 will have no impact on the Fund’s financial statements.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2021 was as follows*:

Cost basis of investments	$2,815,794,393

Gross unrealized appreciation	875,416,028
Gross unrealized depreciation	(204,317,427)

Net unrealized appreciation (depreciation)	$671,098,601

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 9,680,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	3,220	$25	$80,500,000
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
				Total	$242,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.